As filed with the Securities and Exchange Commission on December 20, 2002<R/>

Securities Act File No. 333-43552 Investment Company Act File No. 811-10053

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3 and/or	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 4 (Check appropriate box or boxes)	[X]

Merrill Lynch Investment Managers Funds, Inc. (Exact name of Registrant as Specified in Charter)

800 Scudders Mill Rd., Plainsboro, New Jersey 08536 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (609) 282-2800

Philip L. Kirstein, Esq. Fund Asset Management, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011 (Name and Address of Agent for Service)

Copies to: Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 200 Park Avenue New York, New York 10166

Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):
	| |	immediately upon filing pursuant to paragraph (b)
	|X|	on December 31, 2002 pursuant to paragraph (b)
	| |	60 days after filing pursuant to paragraph (a)(1)
	| |	on (date) pursuant to paragraph (a)(1)
	| |	75 days after filing pursuant to paragraph (a)(2)
	| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
	| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock (par value $.01 per share)

Fund Asset Management Master Trust also has executed this Registration Statement.


     This Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-43552) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated October 25, 2002, were previously filed in connection with Post-Effective Amendment No. 2 to the Registration Statement.

This Post-Effective Amendment No. 3 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated performance information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc.

AMENDMENT DATED JANUARY 1, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED OCTOBER 25, 2002

Effective January 1, 2003, Merrill Lynch Low Duration Fund began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated performance information for the Fund.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Fund’s Class A shares was 3.27%. The Fund’s Class A shares are subject to an initial sales charge but are not subject to a contingent deferred sales charge. The Fund’s Class A shares are not subject to a distribution fee or an account maintenance fee. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The initial sales charge for the Fund’s Class A shares is not reflected in the Fund’s year-to-date returns. If these amounts were reflected, returns for the Fund would be less than those shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH LOW DURATION FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Administration Fee — a fee paid to the Administrator for providing administrative services to the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(b)

Management Fee (c)	0.21%

Distribution and/or Service (12b-1) Fees (d)	0.50%

Other Expenses (including transfer agency fees and Administration Fee)(e)(f)	0.57%

Total Annual Fund Operating Expenses	1.28%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The fees and expenses shown in the table above include both the expenses of the Fund and the Fund’s share of expenses of the Low Duration Master Portfolio of Fund Asset Management Master Trust (the “Trust”).
(c)	Paid by the Low Duration Master Portfolio of the Trust.
(d)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(e)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust reimburse the Investment Adviser or its affiliates for such services.
(f)	Includes administration fees, which are payable to the Investment Adviser by the Fund at the annual rate of 0.25% of the Fund’s average daily net assets.

2	MERRILL LYNCH LOW DURATION FUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES*:
	1 Year	3 Years	5 Years	10 Years

Class R	$130	$406	$702	$1,545

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES*:
	1 Year	3 Years	5 Years	10 Years

Class R	$130	$406	$702	$1,545

*	Includes the expenses of both the Fund and the Fund’s share of expenses of the Low Duration Master Portfolio of the Trust.

MERRILL LYNCH LOW DURATION FUND	3

MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee 0.25% Distribution Fee.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares

Code: LD-PR/SAI-1202SUP	MERRILL LYNCH LOW DURATION FUND .

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
(1)	(a)	—	Articles of Incorporation of the Registrant.(1)
	(b)	—	Certificate of Correction.(1)
	(c)	—	Articles Supplementary Increasing the Authorize Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.*
(2)		—	By-Laws of the Registrant.(1)
(3)		—	Portions of Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(1)
(4)		—	None.
(5)	(a)	—	Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (including form of Selected Dealer Agreement).(1)
	(b)	—	Form of Class B Shares Distribution Plan of the Registrant.(1)
	(c)	—	Form of Class C Shares Distribution Plan of the Registrant.(1)
	(d)	—	Form of Class D Shares Distribution Plan of the Registrant.(1)
	(e)	—	Form Class R Distribution Plan.(8)
(6)		—	None.
(7)		—	None.
(8)	(a)(1)	—	Amended Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(6)
	(a)(2)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(7)
	(b)	—	Agreement relating to use of name between the Registrant and Merrill Lynch & Co., Inc.(1)
	(c)	—	Expense Cap Agreement.(2)
	(d)	—	Amended and Restated Expense Cap Agreement.(5)
	(e)	—	Administration Agreement for Low Duration Fund.(5)
	(f)	—	Administration Agreement for Total Return Bond Fund.(5)
	(g)	—	Credit Agreement.(3)
	(h)	—	Form of Second Amended and Restated Credit Agreement between the Registrant and a syndicate of banks and certain other parties.(10)
	(i)	—	Form of Third Amended and Restated Credit Agreement between the Registrant and a syndicate of banks and certain other parties.(11)
	(j)	—	Administrative Services Agreement with State Street Bank and Trust Company.(4)
	(k)	—	Certificate of Fund Asset Management, L.P.(2)
(9)	(a)	—	Opinion of Counsel.(2)
	(b)	—	Consent of Gardner, Carton & Douglas.(2)
(10)		—	Consent of independent accountants.
(11)		—	None.
(12)		—	None.
(13)		—	None.
(14)		—	Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(9)
(15)		—	None.
(16)		—	Code of Ethics (for Master Trust, too).(1)

*	Filed herewith.
(1)	Incorporated by reference and previously filed as an exhibit to the Registration Statement on Form N-1A filed on August 11, 2000 (File No. 333-43552).
(2)	Incorporated by reference and previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on October 6, 2000 (File No. 333-43552).
(3)	Incorporated by reference to Exhibit (b) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973) filed on December 14, 2000.
(4)	Incorporated by reference and previously filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Mercury HW Variable Trust filed on February 28, 2001 (File No. 333-24349).
(5)	Incorporated by reference and previously filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on October 25, 2001 (File No. 333-43552).
(6)	Filed on October 25, 2002 as an exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement.
(7)	Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(8)	Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(9)	Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Merrill Lynch Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.
(10)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.
(11)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.

Item 24. Persons Controlled by or under Common Control with the Fund.

The Fund is not controlled by or under common control with any other person.

Item 25. Indemnification.

Reference is made to Article V Sections (4) and (5) of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement. Insofar as the conditional advancing of indemnification monies for actions based on the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be

C-1

made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met and at least one of the following is met: (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by reason of the advance, or (c) a majority of a quorum of the Registrant’s non-party independent Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of facts readily available to the Registrant, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification. In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and other Connections of the Investment Adviser.

Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

Merrill Lynch Investment Management, L.P. (“MLIM”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

C-2

The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Manager, MLIM and Princeton Services, Inc. (“Princeton Services”), and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. (“PFD”) and Mercury Funds Distributors (“MFD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 28 and Mr. Doll is an officer of one or more of such companies.

Name	Position With the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment

ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll	President

President of MLIM; Director of Princeton Services; Co-Head (Americas Region) of the Investment Adviser from 2000 to 2001 and Senior Vice President thereof from 1999 to 2001; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President, Merrill Lynch Mutual Funds; Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of Financial Data Services, Inc.; President of Princeton Administrators, L.P.

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of MLIM and Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

C-3

Name	Position With the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel of MLIM; Senior Vice President, General Counsel, Director and Secretary of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators, L.P.; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Head (Americas Region); Senior Vice President of ML & Co.

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAM Distributors, Inc. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Positions and Offices with the Distributor	Positions and Offices with Registrant
Terry K. Glenn	President and Director	President and Director
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Michael G. Clark	Treasurer and Director	None
Debra W. Landsman-Yaros	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not Applicable.

C-4

Item 28. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant’s investment adviser, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Registrant’s transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, or Registrant’s custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

Item 29. Management Services.

Other than as set forth under the caption “Investment Adviser” in the Prospectuses constituting Part A of the Registration Statement and under the caption “Management of the Fund—Investment Advisory Arrangements” and “—Administration Arrangements” in the Statements of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not Applicable.

C-5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of December, 2002.

MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ TERRY K. GLENN* (Terry K. Glenn)	President and Director Principal Executive Officer

	/s/ DONALD C. BURKE* (Donald C. Burke)	Principal Financial and Accounting Officer

	/s/ JAMES H. BODURTHA* (James H. Bodurtha)	Director

	/s/ JOE GRILLS* (Joe Grills)	Director

	/s/ HERBERT I. LONDON* (Herbert I. London)	Director

	/s/ ANDRÉ F. PEROLD* (André F. Perold)	Director

	/s/ ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

	/s/ ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Director

	/s/ MELVIN R. SEIDEN* (Melvin R. Seiden)	Director

	/s/ STEPHEN R. SWENSRUD* (Stephen R. Swensrud)	Director
*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 20, 2002

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SIGNATURES

Fund Asset Management Master Trust has duly caused this Registration Statement of Merrill Lynch Investment Managers Funds, Inc. to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of December, 2002.

FUND ASSET MANAGEMENT MASTER TRUST
By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ TERRY K. GLENN* (Terry K. Glenn)	President and Trustee Principal Executive Officer

	/s/ DONALD C. BURKE* (Donald C. Burke)	Principal Financial and Accounting Officer

	/s/ JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

	/s/ JOE GRILLS* (Joe Grills)	Trustee

	/s/ HERBERT I. LONDON* (Herbert I. London)	Trustee

	/s/ ANDRÉ F. PEROLD* (André F. Perold)	Trustee

	/s/ ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee

	/s/ ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Trustee

	/s/ MELVIN R. SEIDEN* (Melvin R. Seiden)	Trustee

	/s/ STEPHEN R. SWENSRUD* (Stephen R. Swensrud)	Trustee
*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 20, 2002

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INDEX TO EXHIBITS

Exhibit Number			Description
1	(c)	—	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002.
10		—	Consent of Ernst & Young LLP, independent auditors for the Registrant.